Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.36%	0.97%
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 64,750,000
Fair Value as a % of Partners' Capital	28.84%
Fair Value	64,904,287
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	27,240,000
Fair Value as a % of Partners' Capital	12.14%
Fair Value	27,332,042
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	68,540,000
Fair Value as a % of Partners' Capital	30.53%
Fair Value	68,735,446
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	56,970,000
Fair Value as a % of Partners' Capital	25.34%
Fair Value	57,023,409
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		67,740,000
Fair Value as a % of Partners' Capital		20.27%
Fair Value		67,800,860
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		106,700,000
Fair Value as a % of Partners' Capital		32.49%
Fair Value		108,696,457
U.S. Treasury notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		106,700,000
Fair Value as a % of Partners' Capital		31.88%
Fair Value		106,674,992
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		27,240,000
Fair Value as a % of Partners' Capital		8.16%
Fair Value		27,317,677
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	96.85%	92.80%
Fair Value	$ 217,995,184	$ 310,489,986